Earnings (Loss) Per Share (Details) - shares	Jan. 01, 2025	Jan. 01, 2023
Earnings (Loss) Per Share [Line Items]
Ordinary shares outstanding	11,245
Class A Ordinary Shares [Member]
Earnings (Loss) Per Share [Line Items]
Ordinary shares outstanding		23,171,033
Class B Ordinary Shares [Member]
Earnings (Loss) Per Share [Line Items]
Ordinary shares outstanding		19,285,911